Deferred Purchase Consideration (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Deferred Purchase Consideration
Description	March 31, 2020	December 31, 2019
Principal Outstanding
Promissory note due to non-related parties	$1,802,384	$2,745,811
Additional earnout earned	—	336,810
Settled by the issuance of common shares	(505,090)	(616,387)
Repayment in cash	(138,876)	(607,555)
Foreign exchange movements	(21,544)	(56,295)
	1,136,872	1,802,384
Present value discount on future payments
Present value discount	(120,104)	(242,089)
Amortization	32,528	117,192
Foreign exchange movements	2,093	4,793
	(85,483)	(120,104)
Deferred purchase consideration, net	$1,051,389	$1,682,280